Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale (Details)	12 Months Ended
Dec. 31, 2024
Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale [Abstract]
Aggregate percentage	20.00%